Statements of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Net earned premiums	$ 5.1	$ 4.8	$ 5.5
Net investment income	59.3	64.6	64.2
Net realized gains (losses) on investments, excluding other-than-temporary impairment losses	9.4	(1.4)	9.8
Other-than-temporary impairment losses recognized in earnings			(0.1)
Amortization of deferred gains on disposal of businesses	15.7	53.6	97.8
Fees and other income	31.2	33.1	29.0
Total revenues	120.7	154.7	206.2
Benefits, losses and expenses
Policyholder benefits	56.6	63.1	58.6
Underwriting, general and administrative expenses	8.4	9.9	22.5
Total benefits, losses and expenses	65.0	73.0	81.1
Income before provision for income taxes	55.7	81.7	125.1
Provision for income taxes	10.8	16.7	46.2
Net income	$ 44.9	$ 65.0	$ 78.9